Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Contract Balances, Performance Obligations and Contract Costs

Note 19 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred
Revenue
Balance at January 31, 2023	69,399
Recognition of previously deferred revenue	(56,102)
Deferral of revenue	72,483
Increases from business combinations, net	115
Effect of movements in foreign exchange	82
Balance at January 31, 2024	85,977
Recognition of previously deferred revenue	(68,389)
Deferral of revenue	86,328
Increases from business combinations, net	2,195
Effect of movements in foreign exchange	(903)
Balance at January 31, 2025	105,208
Current	104,230
Long-term	978

Performance Obligations

As of January 31, 2025, approximately $528.3 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract
Assets
Balance at January 31, 2023	3,222
Transfers to trade receivables from contract assets	(1,291)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	1,104
Effect of movements in foreign exchange	(6)
Balance at January 31, 2024	3,029
Transfers to trade receivables from contract assets	(1,585)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	6,008
Effect of movements in foreign exchange	(31)
Balance at January 31, 2025	7,421

Contract Costs

Capitalized contract costs net of accumulated amortization is $19.0 million at January 31, 2025 ($18.6 million at January 31, 2024). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The total contract cost amortization included in sales and marketing expenses was approximately $6.9 million, $6.6 million and $5.8 million for the years ended January 31, 2025, 2024 and 2023, respectively.